Shareholder Report, Holdings (Details) - C000003889 [Member]	Dec. 31, 2025	[1]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[2]
Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Energy Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	27.00%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.80%
SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%

[1]	(% of Net Assets)
[2]	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
[3]	Includes Consumer Products, Materials/Diversified Chemicals, Media and Brokerages & Exchanges.